Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Materials Portfolio

November 30, 2020

IND-QTLY-0121
1.810697.116

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Chemicals - 61.2%
Commodity Chemicals - 7.7%
LyondellBasell Industries NV Class A	233,100	$19,836,810
Olin Corp.	855,200	18,720,328
Tronox Holdings PLC	1,775,103	22,455,053
		61,012,191
Diversified Chemicals - 0.3%
Huntsman Corp.	109,500	2,712,315
Fertilizers & Agricultural Chemicals - 5.0%
CF Industries Holdings, Inc.	113,100	4,218,630
Corteva, Inc.	333,611	12,783,974
FMC Corp.	127,517	14,793,247
The Mosaic Co.	193,800	4,255,848
The Scotts Miracle-Gro Co. Class A	18,400	3,234,168
		39,285,867
Industrial Gases - 18.4%
Air Products & Chemicals, Inc.	170,700	47,819,898
Linde PLC	380,586	97,589,862
		145,409,760
Specialty Chemicals - 29.8%
Albemarle Corp. U.S.	80,000	10,877,600
Ashland Global Holdings, Inc.	60,800	4,570,336
Balchem Corp.	104,100	10,794,129
DuPont de Nemours, Inc.	622,311	39,479,410
Ecolab, Inc.	220,610	49,008,512
Element Solutions, Inc.	832,600	11,498,206
Ingevity Corp. (a)	32,900	2,190,482
Innospec, Inc.	76,300	6,278,727
International Flavors & Fragrances, Inc. (b)	53,431	5,989,615
Livent Corp. (a)(b)	347,997	5,279,114
PPG Industries, Inc.	172,300	25,288,471
RPM International, Inc.	111,200	9,786,712
Sherwin-Williams Co.	62,600	46,801,638
Stepan Co.	19,600	2,276,736
Wacker Chemie AG	50,800	6,360,620
		236,480,308

TOTAL CHEMICALS		484,900,441

Construction Materials - 8.6%
Construction Materials - 8.6%
Martin Marietta Materials, Inc.	128,500	34,133,455
Summit Materials, Inc. (a)	228,800	4,347,200
Vulcan Materials Co.	211,700	29,563,905
		68,044,560
Containers & Packaging - 10.9%
Metal & Glass Containers - 8.2%
Aptargroup, Inc.	137,800	17,406,896
Ball Corp.	273,700	26,277,937
Crown Holdings, Inc. (a)	226,259	21,324,911
		65,009,744
Paper Packaging - 2.7%
Avery Dennison Corp.	93,600	13,978,224
Packaging Corp. of America	58,400	7,592,000
		21,570,224

TOTAL CONTAINERS & PACKAGING		86,579,968

Metals & Mining - 17.5%
Copper - 7.2%
First Quantum Minerals Ltd.	1,946,800	27,627,261
Freeport-McMoRan, Inc.	332,400	7,774,836
Lundin Mining Corp.	2,689,700	21,497,718
		56,899,815
Diversified Metals & Mining - 0.9%
MMC Norilsk Nickel PJSC sponsored ADR	267,300	7,413,204
Gold - 6.9%
Newmont Corp.	664,700	39,097,654
Royal Gold, Inc.	63,400	7,003,798
Wheaton Precious Metals Corp.	222,400	8,584,671
		54,686,123
Steel - 2.5%
Commercial Metals Co.	380,600	7,577,746
Reliance Steel & Aluminum Co.	44,700	5,265,660
Steel Dynamics, Inc.	178,800	6,474,348
		19,317,754

TOTAL METALS & MINING		138,316,896

Paper & Forest Products - 0.3%
Forest Products - 0.3%
Louisiana-Pacific Corp.	63,500	2,173,605
TOTAL COMMON STOCKS
(Cost $558,518,478)		780,015,470

Money Market Funds - 2.7%
Fidelity Cash Central Fund 0.09% (c)	10,636,954	10,639,081
Fidelity Securities Lending Cash Central Fund 0.09% (c)(d)	10,452,785	10,453,830
TOTAL MONEY MARKET FUNDS
(Cost $21,092,911)		21,092,911
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $579,611,389)		801,108,381
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(9,118,081)
NET ASSETS - 100%		$791,990,300

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,718
Fidelity Securities Lending Cash Central Fund	26,343
Total	$35,061

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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